Commitments and Contingencies	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a)
In May 2013, the Partnership entered into an agreement with Equinor, on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. A new FSO unit was converted from the Randgrid shuttle tanker to service the contract with Equinor and commenced operations in late-2017. In November 2017, the Partnership received a statement of claim from Sembcorp Marine Ltd. (or Sembcorp), the shipyard which completed the conversion of the FSO unit, relating to disputed variation orders in the amount of approximately $100 million. During the nine months ended September 30, 2018, the Partnership filed its defense relating to this claim. As at September 30, 2018, the Partnership has accrued its best estimate for the potential liability related to these disputes to the cost of the FSO conversion. The Partnership estimates that the range of possible losses, in addition to what has already been accrued as of September 30, 2018 is between nil and $4 million.

b)
In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel Offshore Holding AS (or Logitel), a Norway-based company focused on high-end UMS. At the time of the transaction, affiliates of Logitel were parties to construction contracts for three UMS newbuildings ordered from the COSCO (Nantong) Shipyard (or COSCO) in China. The Partnership took delivery of one of the UMS newbuildings, the Arendal Spirit, in February 2015.

In June 2016, the Partnership canceled the UMS construction contracts for the two remaining UMS newbuildings, the Stavanger Spirit and the Nantong Spirit. An estimate of the potential damages for the cancellation of the Stavanger Spirit newbuilding contract is based on the amount due for the final yard installment of approximately $170 million less the estimated fair value of the Stavanger Spirit. Given the unique design of the vessel as well as the lack of recent sale and purchase transactions for this type of asset, the value of this vessel, and thus ultimately the amount of potential damages that may result from the cancellation, is uncertain. During December 2017, Logitel Offshore Rig II Pte Ltd., the single-purpose subsidiary relating to the Stavanger Spirit, received a notice of arbitration from COSCO to arbitrate all disputes arising from the cancellation of the construction contract of the Stavanger Spirit UMS and during March 2018, COSCO commenced arbitration against Logitel Offshore Rig II Pte Ltd. and Logitel Offshore Pte. Ltd. claiming $186.2 million plus interest, damages and costs. Pursuant to the Stavanger Spirit newbuilding contract and related agreements, COSCO only has recourse to the single-purpose subsidiary that was a party to the Stavanger Spirit newbuilding contract and its immediate parent company, Logitel Offshore Pte. Ltd., for damages incurred. Logitel Offshore Rig II Pte Ltd. and Logitel Offshore Pte. Ltd. are disputing this claim.
The Partnership's estimate of potential damages for the cancellation of the Nantong Spirit newbuilding contract is based upon estimates of a number of factors, including accumulated costs incurred by COSCO, sub-supplier contract cancellation costs, as well as how such costs are treated under the termination provisions in the contract. The Partnership estimates that the amount of potential damages faced by it in relation to the cancellation of the Nantong Spirit contract could range between $10 million and $40 million. Pursuant to the Nantong Spirit newbuilding contract, COSCO only has recourse to the single-purpose subsidiary that was a party to the Nantong Spirit newbuilding contract, and subject to the pre-action disclosure proceedings referred to above. During June 2017, Logitel Offshore Rig III LLC, the single-purpose subsidiary relating to the Nantong Spirit, received a claim from COSCO for $51.9 million for the unpaid balance for work completed, cancellation costs and damages, and during the third quarter of 2017, COSCO commenced arbitration against Logitel Offshore Rig III LLC. Logitel Offshore Rig III LLC is disputing this claim.
As at September 30, 2018, the Partnership's subsidiaries have accrued $43 million in the aggregate related to the above claims related to Logitel from COSCO.
During September 2016, Sevan Marine ASA (or Sevan) commenced an action against Logitel in the Oslo District Court. The action relates to the agreements between Sevan and CeFront Technology AS (or CeFront), related to the 2013 transfer by Sevan to Logitel Offshore Pte. Ltd. or its wholly-owned subsidiaries (collectively, Logitel Offshore), which was then owned by CeFront, of two hulls to be converted into UMS, including a $60 million bond loan (of which $41 million was a vendor credit and $19 million was a cash loan, and of which $50 million remains outstanding) granted by a Sevan affiliate to Logitel (or the 2013 Transaction). The action also relates to agreements between Sevan and the Partnership entered into in connection with the Partnership's acquisition of Logitel from CeFront in 2014 (or the 2014 Transaction). Sevan claimed that the $60 million bond loan to Logitel contravened certain provisions of Norwegian corporate law and that Sevan is entitled to the remaining payment of $50 million plus interest set at the court’s discretion. Logitel disputed these claims. In October 2017, the court dismissed Sevan’s claim in its entirety and awarded Logitel costs. In November 2017, Sevan appealed this judgment. In late-2017, the Partnership reversed the accrual it had in place regarding the bond loan previously granted by Sevan to Logitel, as the likelihood of an adverse decision from the appeal of the judgment was no longer considered probable. In July 2018, Sevan agreed to withdraw this legal action against the Partnership subject to the completion of the purchase of Teekay Corporation's interest in Sevan by Sevan's existing shareholders, which was agreed upon in July 2018, the divestment of certain of Sevan's assets to a third party and other customary conditions, all of which are expected to be completed during the fourth quarter of 2018.

c)
In December 2014, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for $57 million. The Petrojarl I underwent upgrades at the Damen Shipyard Group’s DSR Schiedam Shipyard (or Damen) in the Netherlands prior to being moved to the Aibel AS shipyard (or Aibel) in Norway where its upgrades were completed. The FPSO commenced operations in May 2018 under a five-year charter contract with Atlanta Field B.V. and service agreement with Queiroz Galvão Exploração e Produção SA (or QGEP).

During 2017, Damen commenced a formal arbitration with the Petrojarl I L.L.C. (a wholly-owned subsidiary of the Partnership) as to the settlement of shipyard costs. During May 2018, the Partnership received a statement of case from Damen claiming $152 million for additional costs allegedly incurred by Damen in respect of the work and interest thereon. The Partnership expects to dispute these claims and to bring counterclaims and abatement of the contract price. As of September 30, 2018, the Partnership had not accrued for any potential liability relating to these claims.

d)
In March 2016, Petroleo Brasileiro S.A. (or Petrobras) claimed that the Partnership’s November 2011 cessation of paying certain agency fees with respect to the Piranema Spirit FPSO unit’s charter contract should have resulted in a corresponding 2% rate reduction on the FPSO contract with Petrobras. As at September 30, 2018, the Partnership had accrued $10.9 million ($10.0 million as at December 31, 2017), representing 2% of the charter hire previously paid by Petrobras on the charter contract for the period from October 2007 up to September 30, 2018. In October, 2018, the Partnership settled this dispute with Petrobras and agreed to a reduction in the FPSO contract of approximately $10.9 million, which will be credited to Petrobras over the remaining term of the contract, expected to expire in March 2019.

e)
In October 2016, the Partnership received a claim from Royal Dutch Shell Plc (or Shell) for liquidated damages of $23.6 million based on Shell's allegation that the Petrojarl Knarr FPSO unit did not meet the completion milestone on time. In August 2017, Shell served the Partnership with a notice of arbitration. Shell is also claiming that the Partnership's inability to meet the completion milestone within the specified grace period in effect triggered a 20% reduction in the price for which Shell may purchase the Petrojarl Knarr FPSO unit from the Partnership pursuant to a purchase option agreement. In a counterclaim, the Partnership has alleged that the completion milestone was met within the grace period and that Shell caused delays due to certain defaults in Shell’s specifications, as well as other events. The Partnership claims that, due to delays caused by Shell, the Partnership is entitled to the daily lease rate under the contract for the unit commencing prior to when Shell actually started paying such rate and that Shell is not entitled to a reduction in the purchase option price. The duration of the period that the Partnership claims to be entitled to receive additional daily lease payments is in dispute. Uncertainty exists as to the resolution of the various claims. The Partnership has commenced arbitration proceedings with Shell and is unable to provide an estimate of the possible net loss or range of net loss at this time. However, the Partnership expects that the amount of its claim relating to the counterclaim may meet or exceed Shell's claim for liquidated damages of $23.6 million, which the Partnership estimates to be the maximum possible loss. As of September 30, 2018, the Partnership had not accrued for any potential liability relating to these claims.

f)
In early-November 2016, the Arendal Spirit UMS experienced an operational incident relating to its dynamic positioning system. As a result of this operational incident, and a gangway incident that occurred in April 2016, the charterer, Petrobras Netherlands B.V., initiated an operational review and suspended its charter hire payments beginning in November 2016. The Partnership completed an investigation to identify the cause of such incidents and implemented corrective actions. In April 2017, Petrobras Netherlands B.V. notified Logitel Offshore Norway AS, a subsidiary of the Partnership, that Petrobras Netherlands B.V. was terminating the charter contract for the Arendal Spirit UMS and would not pay the charter hire payments from November 2016. The Partnership has disputed the grounds for termination and filed a claim in January 2018 for unpaid standby fees and damages for wrongful termination of the time-charter contract. The unit is currently in lay-up. In October 2018, this dispute was settled (see note 17).

g)
In 2017, the Partnership entered into shipbuilding contracts with Samsung Heavy Industries Co., Ltd. to construct four Suezmax Dynamic Positioning 2 (or DP2) shuttle tanker newbuildings, for an aggregate fully built-up cost of approximately $601 million. These newbuilding vessels are being constructed based on the Partnership's new Shuttle Spirit design which incorporates technologies intended to increase fuel efficiency and reduce emissions, including liquefied natural gas (or LNG) propulsion technology. Upon expected delivery in late-2019 through 2020, these vessels are to provide shuttle tanker services in the North Sea, with two to operate under the Partnership’s existing master agreement with Equinor, and two to operate directly within the North Sea CoA fleet, which will add vessel capacity to service the Partnership’s CoA portfolio in the North Sea. As at September 30, 2018, payments made towards these commitments were $63.3 million and the remaining payments required to be made are estimated to be $26.7 million (remainder of 2018), $321.5 million (2019) and $189.0 million (2020). The Partnership expects to secure long-term debt financing related to these shuttle tanker newbuildings.

In July 2018, the Partnership entered into shipbuilding contracts with Samsung Heavy Industries Co. Ltd., to construct two Aframax DP 2 shuttle tanker newbuildings, for an estimated aggregate fully built-up cost of $270 million. These newbuildings are also being constructed based on the Partnership's new Shuttle Spirit design. Upon delivery in late-2020 through early-2021, these vessels will join the Partnership's CoA portfolio in the North Sea. As at September 30, 2018, payments made towards these commitments were $11.9 million and the remaining payments required to be made are estimated to be $0.6 million (remainder of 2018), $55.9 million (2019), $122.7 million (2020) and $78.7 million (2021).

h)
Despite generating $75 million of cash flows from operating activities during the nine months ended September 30, 2018, the Partnership had a working capital deficit of $426 million as at September 30, 2018. This working capital deficit primarily relates to the scheduled maturities and repayments of $556 million of outstanding debt during the 12 months ending September 30, 2019, which amount was classified as current as at September 30, 2018. The Partnership also anticipates making payments related to commitments to fund vessels under construction during 2018 through 2021 of approximately $795 million (see note 10g).

Based on these factors, during the one-year period following the issuance of these consolidated financial statements, the Partnership will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its obligations and commitments and minimum liquidity requirements under its financial covenants. Additional potential sources of financing include refinancing debt facilities, increasing amounts available under existing debt facilities, entering into new debt facilities, including long-term debt financing related to the six shuttle tanker newbuildings ordered, and extensions and redeployments of existing assets.
The Partnership is actively pursuing the funding alternatives described above, which it considers probable of completion based on the Partnership’s history of being able to raise debt and refinance loan facilities for similar types of vessels. The Partnership is in various stages of completion on these matters.
Based on the Partnership’s liquidity at the date these consolidated financial statements were issued, the liquidity it expects to generate from operations over the following year, and by incorporating the Partnership’s plans to raise additional liquidity that it considers probable of completion, the Partnership expects that it will have sufficient liquidity to enable the Partnership to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.